Financial assets - Schedule of guarantees received for financial assets (Details) - Financial assets at amortised cost - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Real guarantees value	€ 625,070	€ 595,038
Other guarantees value	96,091	87,791
Total value of the guarantees received	721,161	682,829
Credit impaired | Impaired assets
Disclosure of financial assets that are either past due or impaired [line items]
Real guarantees value	11,411	11,371
Other guarantees value	€ 1,957	€ 1,873